Financial Instruments	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Financial Instruments
21.	Financial Instruments
Set out below are the carrying amounts and fair values of the Group’s financial instruments that are carried in the consolidated financial statements as of December 31, 2023 and 2022, respectively.

	Carrying amount per measurement category
	Financial assets		Financial liabilities
(Euros in thousands)	At fair value through profit and loss	At amortized cost	At fair value through profit and loss	At amortized cost	December 31, 2023
Current/non-current assets
Cash and cash equivalents	—	218,472	—	—	218,472
Short-term deposits*	—	207,423	—	—	207,423
Bonds*	—	—	—	—	—
Accounts receivables	—	4,093	—	—	4,093
Other current/non-current assets*	—	4,552	—	—	4,552

Current/non-current liabilities
Accounts payable	—	—	—	24,280	24,280
Other current liabilities	—	—	—	50	50
Liabilities for warrants	—	—	18,993	—	18,993
Lease liabilities	—	—	—	15,402	15,402

Total	—	434,540	18,993	39,732	—

	Carrying amount per measurement category
	Financial assets		Financial liabilities
(Euros in thousands)	At fair value through profit and loss	At amortized cost	At fair value through profit and loss	At amortized cost	December 31, 2022
Current/non-current assets

Cash and cash equivalents	—	148,519	—	—	148,519
Short-term deposits*	—	154,930	—	—	154,930
Bonds*	—	58,756	—	—	58,756
Accounts receivables	—	1,111	—	—	1,111
Other current/non-current assets*	—	2,402	—	—	2,402

Current/non-current liabilities
Accounts payable	—	—	—	11,735	11,735
Other current liabilities	—	—	—	54	54
Liabilities for warrants	—	—	16,914	—	16,914
Lease liabilities	—	—	—	14,563	14,563

Total	—	365,718	16,914	26,352	—

*	“Short-term deposits” and “Bonds” are classified within the balance sheet item “Other financial assets”. Other current/non-current assets comprise mainly of accrued interest and deposits.

In all valuation categories with the exception of Bonds, the carrying amount represents a reasonable approximation of the fair value based on the short-term maturities of these instruments. Set out below are the carrying amounts and fair values of the Group’s Bonds as of December 31, 2023 and 2022, respectively. The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

	As of
	December 31, 2023		December 31, 2022
(Euros in thousands)	Carrying amount	Fair value	Carrying amount	Fair value

Bonds	—	—	58,756	58,300

Total	—	—	58,756	58,300

All financial assets are categorized based on Level 1 inputs and are therefore valued using quoted (unadjusted) market prices. All financial liabilities are also categorized based on Level 1 inputs.
The bonds’ contractual cash flows represent solely payments of principal and interest and Immatics intends to hold the bonds to collect the contractual cash flows. The Group therefore accounts for the bonds as a financial asset at amortized cost. Bonds are classified as Level 1 of the fair value hierarchy, as they are listed on publicly traded markets.
Liabilities for warrants are comprised of the Immatics Warrants issued to investors with a cashless exercise mechanism as a current liability which the Company accounted for according to provisions of IAS 32. The Company measures the warrants at fair value by using the closing price of warrants at Nasdaq. The warrants are measured in each reporting period. Changes in the fair value are recognized in the Company’s Consolidated Statement of Profit/(Loss) as financial income or expenses, as appropriate. The warrants are classified as Level 1 of the fair value hierarchy. The maturity of the liabilities for warrants is dependent on the development of the share price as well as the decisions by the Immatics Warrants holders.
The Group’s net results from financial instruments by measurement categories are disclosed below for the years ended December 31, 2023, 2022 and 2021, respectively.

	Year ended December 31,
(Euros in thousands)	2023	2022	2021
Financial assets at amortized cost	7,612	1,849	5,119
Financial assets at fair value through profit and loss	—	—	(884)
Financial liabilities at amortized cost	(802)	(712)	(286)
Financial liabilities at fair value through profit and loss	(2,079)	10,945	(10,990)

Total	4,731	12,082	(7,041)

The following table shows the changes of the liabilities from financing activities, classified as cash effective and non-cash effective as of December 31, 2023 and 2022, respectively.

	As of
	December 31, 2023		December 31, 2022
(Euros in thousands)	Cash effective	Non-cash effective	Cash effective	Non-cash effective
Liabilities for warrants	—	(2,079)	—	10,945
Lease Liabilities	3,850	839	2,843	4,710

Total	3,850	(1,240)	2,843	15,655